OPTIMUM LARGE CAP GROWTH FUND
Optimum Large Cap Growth Fund
What is the Fund's investment objective?
Optimum Large Cap Growth Fund seeks long-term growth of capital.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial adviser, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees OPTIMUM LARGE CAP GROWTH FUND	OPTIMUM LARGE CAP GROWTH FUND CLASS A	OPTIMUM LARGE CAP GROWTH FUND CLASS B		OPTIMUM LARGE CAP GROWTH FUND CLASS C		OPTIMUM LARGE CAP GROWTH FUND INSTITUTIONAL CLASS
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OPTIMUM LARGE CAP GROWTH FUND		OPTIMUM LARGE CAP GROWTH FUND CLASS A	OPTIMUM LARGE CAP GROWTH FUND CLASS B	OPTIMUM LARGE CAP GROWTH FUND CLASS C	OPTIMUM LARGE CAP GROWTH FUND INSTITUTIONAL CLASS
Management fees		0.76%	0.76%	0.76%	0.76%
Distribution and service (12b-1) fees		0.35%	1.00%	1.00%	none
Other expenses		0.53%	0.53%	0.53%	0.53%
Total annual fund operating expenses		1.64%	2.29%	2.29%	1.29%
Fee waivers and expense reimbursements	[1]	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.60%	2.25%	2.25%	1.25%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.25% of the Fund's average daily net assets from July 27, 2012 through July 29, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index. As of June 29, 2012, the Russell 1000 Growth Index had a market capitalization range between $252.4 million and $546 billion. The market capitalization range for this Index will change on a periodic basis. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including American depositary receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected T. Rowe Price Associates, Inc. (T. Rowe Price), Marsico Capital Management, LLC (Marsico), and Fred Alger Management, Inc. (Alger) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser’s share of the Fund’s assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on the sub-adviser’s own investment style and strategy.

In managing its portion of the Fund’s assets, T. Rowe Price mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment strategy, T. Rowe Price has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that T. Rowe Price believes will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” security selection. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Through this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large.

In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (for example, a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” security selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The core investments of Marsico’s portion of the portfolio generally may include established companies and securities that are expected to offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico may reduce or sell a Fund’s investments in portfolio securities if, in the opinion of Marsico, a security’s fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico’s estimates of future earnings and cash flow growth, or for other reasons.

In managing its portion of the Fund’s assets, Alger invests primarily in growth stocks. Alger believes that issuers of growth stocks tend to fall into one of two categories:

  High unit volume growth
  Vital, creative companies, which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

  Positive life cycle change
  Companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

In implementing this philosophy, Alger places a heavy emphasis on original, in-depth analysis. Accordingly, Alger currently employs a team of more than 25 analysts. Analysts are sector specialists with broad responsibility to cover fundamental trends across the capitalization spectrum of their industries. The analyst team is composed of experienced analysts, who have years of experience analyzing the same industries and following the same companies as well as junior analysts supporting our research, financial modeling, and analytical process. The portfolio manager may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Large-capitalization companies risk

Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Risk	Definition
Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Investment style risk – growth investment

The sub-advisers primarily use a particular style or set of styles — in this case “growth” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Portfolio management risk	The risk that the sub-advisers’ strategies and their security selections might fail to produce the intended result.
Derivatives risk

Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated may move in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
High yield risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

How has Optimum Large Cap Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at www.optimummutualfunds.com.

Year-by-year total return

[1]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.

As of June 30, 2012, the Fund’s Institutional Class shares had a calendar year-to-date return of 1.07%. During the periods illustrated in the bar chart, the Institutional Class’ highest quarterly return was 17.32% for the quarter ended June 30, 2009 and its lowest quarterly return was -24.54% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns OPTIMUM LARGE CAP GROWTH FUND	1 Year		5 Years		Lifetime		Inception Date
OPTIMUM LARGE CAP GROWTH FUND CLASS A	(7.46%)	[1]	(1.31%)	[1]	3.52%	[1]	Aug 1, 2003
OPTIMUM LARGE CAP GROWTH FUND CLASS B	(6.40%)	[1]	(1.23%)	[1]	3.57%	[1]	Aug 1, 2003
OPTIMUM LARGE CAP GROWTH FUND CLASS C	(3.48%)	[1]	(0.79%)	[1]	3.57%	[1]	Aug 1, 2003
OPTIMUM LARGE CAP GROWTH FUND INSTITUTIONAL CLASS	(1.49%)	[1]	0.22%	[1]	4.61%	[1]	Aug 1, 2003
OPTIMUM LARGE CAP GROWTH FUND INSTITUTIONAL CLASS After Taxes on Distributions	(1.49%)	[1]	0.13%	[1]	4.53%	[1]	Aug 1, 2003
OPTIMUM LARGE CAP GROWTH FUND INSTITUTIONAL CLASS After Taxes on Distributions and Sales	(0.97%)	[1]	0.19%	[1]	4.01%	[1]	Aug 1, 2003
Russell 1000 �� Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	[1]	2.50%	[1]	5.06%	[1]	Aug 1, 2003
[1]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

OPTIMUM LARGE CAP VALUE FUND
Optimum Large Cap Value Fund
What is the Fund's investment objective?
Optimum Large Cap Value Fund seeks long-term growth of capital. The Fund may also seek income.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial adviser, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees OPTIMUM LARGE CAP VALUE FUND	OPTIMUM LARGE CAP VALUE FUND CLASS A	OPTIMUM LARGE CAP VALUE FUND CLASS B		OPTIMUM LARGE CAP VALUE FUND CLASS C		OPTIMUM LARGE CAP VALUE FUND INSTITUTIONAL CLASS
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OPTIMUM LARGE CAP VALUE FUND		OPTIMUM LARGE CAP VALUE FUND CLASS A	OPTIMUM LARGE CAP VALUE FUND CLASS B	OPTIMUM LARGE CAP VALUE FUND CLASS C	OPTIMUM LARGE CAP VALUE FUND INSTITUTIONAL CLASS
Management fees		0.72%	0.72%	0.72%	0.72%
Distribution and service (12b-1) fees		0.35%	1.00%	1.00%	none
Other expenses		0.53%	0.53%	0.53%	0.53%
Total annual fund operating expenses		1.60%	2.25%	2.25%	1.25%
Fee waivers and expense reimbursements	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.57%	2.22%	2.22%	1.22%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.22% of the Fund's average daily net assets from July 27, 2012 through July 29, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index. As of June 29, 2012, the Russell 1000 Value Index had a market capitalization range between $252.4 million and $400.12 billion. The market capitalization range for this Index will change on a periodic basis. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including ADRs and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected Massachusetts Financial Services Company (MFS) and Herndon Capital Management, LLC (Herndon), to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser’s share of the Fund’s assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on the sub-adviser’s own investment style and strategy.

MFS focuses on investing the Fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality and other factors may also be considered.

In managing its portion of the Fund’s assets, Herndon combines a value-oriented approach with fundamental analysis to seek to identify companies primarily from the Russell 1000 Index that they believe have strong fundamentals and are undervalued relative to other companies comprising the Russell 1000 Index. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. Herndon seeks to construct a portfolio that it believes has favorable characteristics relative to the Russell 1000 Index, including higher quality, higher dividend growth rates, lower valuation, stronger earnings growth, and lower volatility. To manage risk, Herndon seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Large-capitalization companies risk

Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Investment style risk – value investment

The sub-advisers primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Portfolio management risk	The risk that the sub-advisers’ strategies and their security selections might fail to produce the intended result.
Real estate industry risk

This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk

Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated may move in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Risk	Definition
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
High yield risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

How has Optimum Large Cap Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at www.optimummutualfunds.com.

Year-by-year total return (Institutional Class)

[1]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.

As of June 30, 2012, the Fund’s Institutional Class shares had a calendar year-to-date return of 9.32%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 17.54% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.07% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns OPTIMUM LARGE CAP VALUE FUND	1 Year		5 Years		Lifetime		Inception Date
OPTIMUM LARGE CAP VALUE FUND CLASS A	(6.14%)	[1]	(2.77%)	[1]	4.19%	[1]	Aug 1, 2003
OPTIMUM LARGE CAP VALUE FUND CLASS B	(5.08%)	[1]	(2.65%)	[1]	4.25%	[1]	Aug 1, 2003
OPTIMUM LARGE CAP VALUE FUND CLASS C	(2.12%)	[1]	(2.25%)	[1]	4.24%	[1]	Aug 1, 2003
OPTIMUM LARGE CAP VALUE FUND INSTITUTIONAL CLASS	(0.12%)	[1]	(1.27%)	[1]	5.29%	[1]	Aug 1, 2003
OPTIMUM LARGE CAP VALUE FUND INSTITUTIONAL CLASS After Taxes on Distributions	(0.28%)	[1]	(1.66%)	[1]	4.80%	[1]	Aug 1, 2003
OPTIMUM LARGE CAP VALUE FUND INSTITUTIONAL CLASS After Taxes on Distributions and Sales	0.14%	[1]	(1.07%)	[1]	4.56%	[1]	Aug 1, 2003
Russell 1000 �� Value Index (reflects no deduction for fees, expenses, or taxes)	0.39%	[1]	(2.62%)	[1]	5.06%	[1]	Aug 1, 2003
[1]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

OPTIMUM SMALL-MID CAP GROWTH FUND
Optimum Small-Mid Cap Growth Fund
What is the Fund's investment objective?
Optimum Small-Mid Cap Growth Fund seeks long-term growth of capital.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial adviser, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees OPTIMUM SMALL-MID CAP GROWTH FUND	OPTIMUM SMALL-MID CAP GROWTH FUND CLASS A	OPTIMUM SMALL-MID CAP GROWTH FUND CLASS B		OPTIMUM SMALL-MID CAP GROWTH FUND CLASS C		OPTIMUM SMALL-MID CAP GROWTH FUND INSTITUTIONAL CLASS
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OPTIMUM SMALL-MID CAP GROWTH FUND		OPTIMUM SMALL-MID CAP GROWTH FUND CLASS A	OPTIMUM SMALL-MID CAP GROWTH FUND CLASS B	OPTIMUM SMALL-MID CAP GROWTH FUND CLASS C	OPTIMUM SMALL-MID CAP GROWTH FUND INSTITUTIONAL CLASS
Management fees		1.10%	1.10%	1.10%	1.10%
Distribution and service (12b-1) fees		0.35%	1.00%	1.00%	none
Other expenses		0.61%	0.61%	0.61%	0.61%
Total annual fund operating expenses		2.06%	2.71%	2.71%	1.71%
Fee waivers and expense reimbursements	[1]	(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.85%	2.50%	2.50%	1.50%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.50% of the Fund's average daily net assets from July 27, 2012 through July 29, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. As of June 29, 2012, the Russell 2000 Growth Index had a market capitalization range between $10.7 million and $3.8 billion, and the Russell Midcap Growth Index had a market capitalization range between $252.4 million and $18.6 billion. The market capitalization ranges for these Indices will change on a periodic basis. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose market capitalization no longer meets the respective definition above after purchase continue to be considered either small- or mid-capitalization companies, as applicable, for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including ADRs and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected Columbia Wanger Asset Management, LLC (Columbia WAM) and Wellington Management Company, LLP (Wellington Management) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser’s share of the Fund’s assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on the sub-adviser’s own investment style and strategy.

In managing its portion of the Fund’s assets, Columbia WAM typically looks for companies with: a strong business franchise that offers growth potential; products and services that give the company a competitive advantage; and/or a stock price that Columbia WAM believes is reasonable relative to the assets and earnings power of the company. Columbia WAM may identify what it believes are important economic, social, or technological trends and try to identify companies it thinks will benefit from these trends. Columbia WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Columbia WAM compares growth potential, financial strength, and fundamental value among companies.

In managing its portion of the Fund’s assets, Wellington Management seeks to invest in stocks of rapidly growing companies, adding value through bottom-up, fundamental security selection decisions. The investment process consists of three phases: defining a universe, selecting individual stocks, and executing a portfolio strategy. Throughout this process, Wellington Management identifies both emerging and re-emerging growth companies. They generally look for companies that exhibit some or all of the following fundamental characteristics: sustainable revenue growth, superior market position, positive financial trends, and high quality management. A stock is purchased when it is considered to be undervalued relative to their fundamental outlook for the company. This valuation methodology focuses on a number of metrics, including absolute and relative forward price-to-earnings multiples, enterprise value/ earnings before interest, taxes, depreciation and amortization (EBITDA), price-to-sales ratio, and the present value of future cash flows. The most compelling purchase candidates look attractive through several of these valuation metrics.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small- and mid-market capitalization companies

The risk that small- and mid-market capitalization companies are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Investment style risk – growth investment

The sub-advisers primarily use a particular style or set of styles — in this case “growth” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Portfolio management risk	The risk that the sub-advisers’ strategies and their security selections might fail to produce the intended result.
Derivatives risk

Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated may move in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
High yield risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

How has Optimum Small-Mid Cap Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at www.optimummutualfunds.com.

Year-by-year total return (Institutional Class)

[1]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.

As of June 30, 2012, the Fund’s Institutional Class shares had a calendar year-to-date return of 10.49% During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 22.05% for the quarter ended September 30, 2009 and its lowest quarterly return was -28.14% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns OPTIMUM SMALL-MID CAP GROWTH FUND	1 Year		5 Years		Lifetime		Inception Date
OPTIMUM SMALL-MID CAP GROWTH FUND CLASS A	(10.87%)	[1]	(3.05%)	[1]	4.27%	[1]	Aug 1, 2003
OPTIMUM SMALL-MID CAP GROWTH FUND CLASS B	(9.56%)	[1]	(2.95%)	[1]	4.33%	[1]	Aug 1, 2003
OPTIMUM SMALL-MID CAP GROWTH FUND CLASS C	(6.93%)	[1]	(2.57%)	[1]	4.33%	[1]	Aug 1, 2003
OPTIMUM SMALL-MID CAP GROWTH FUND INSTITUTIONAL CLASS	(5.08%)	[1]	(1.59%)	[1]	5.36%	[1]	Aug 1, 2003
OPTIMUM SMALL-MID CAP GROWTH FUND INSTITUTIONAL CLASS After Taxes on Distributions	(6.02%)	[1]	(1.92%)	[1]	5.11%	[1]	Aug 1, 2003
OPTIMUM SMALL-MID CAP GROWTH FUND INSTITUTIONAL CLASS After Taxes on Distributions and Sales	(2.08%)	[1]	(1.33%)	[1]	4.68%	[1]	Aug 1, 2003
Russell 2500��� Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.57%)	[1]	2.89%	[1]	7.01%	[1]	Aug 1, 2003
[1]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

OPTIMUM SMALL-MID CAP VALUE FUND
Optimum Small-Mid Cap Value Fund
What is the Fund's investment objective?
Optimum Small-Mid Cap Value Fund seeks long-term growth of capital.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial adviser, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees OPTIMUM SMALL-MID CAP VALUE FUND	OPTIMUM SMALL-MID CAP VALUE FUND CLASS A	OPTIMUM SMALL-MID CAP VALUE FUND CLASS B		OPTIMUM SMALL-MID CAP VALUE FUND CLASS C		OPTIMUM SMALL-MID CAP VALUE FUND INSTITUTIONAL CLASS
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OPTIMUM SMALL-MID CAP VALUE FUND		OPTIMUM SMALL-MID CAP VALUE FUND CLASS A	OPTIMUM SMALL-MID CAP VALUE FUND CLASS B	OPTIMUM SMALL-MID CAP VALUE FUND CLASS C	OPTIMUM SMALL-MID CAP VALUE FUND INSTITUTIONAL CLASS
Management fees		1.02%	1.02%	1.02%	1.02%
Distribution and service (12b-1) fees		0.35%	1.00%	1.00%	none
Other expenses		0.61%	0.61%	0.61%	0.61%
Total annual fund operating expenses		1.98%	2.63%	2.63%	1.63%
Fee waivers and expense reimbursements	[1]	(0.23%)	(0.23%)	(0.23%)	(0.23%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.75%	2.40%	2.40%	1.40%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.40% of the Fund's average daily net assets from July 27, 2012 through July 29, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small- and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Value Index. As of June 29, 2012, the Russell 2000 Value Index had a market capitalization range between $10.7 million and $2.7 billion, and the Russell Midcap Value Index had a market capitalization range between $252.4 million and $18.5 billion. The market capitalization ranges for these Indices will change on a periodic basis. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose market capitalization no longer meets the respective definition above after purchase continue to be considered either small- or mid-capitalization companies, as applicable, for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including ADRs and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected The Delafield Group, a division of Tocqueville Asset Management L.P. (The Delafield Group of Tocqueville or Tocqueville), The Killen Group, Inc. (Killen), and Westwood Management Corp. (Westwood) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser’s share of the Fund’s assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund’s assets, The Delafield Group of Tocqueville considers factors including the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the sub-adviser’s analysis, the sub-adviser may invest in financially troubled companies if the sub-adviser believes that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow will be considered attractive. Securities will also be assessed upon their earning power, stated asset value, and off-the-balance sheet values. The Delafield Group of Tocqueville intends to invest in companies that are managed for the benefit of their shareholders and not by management that believes the most important measure of a company’s success is its size.

In managing its portion of the Fund’s assets, Killen adheres to the principles of value investing, using a fundamental, bottom-up approach. Investment research is conducted and produced internally by Killen’s own staff. Killen seeks to buy securities that it believes to be undervalued and that offer the potential for long-term capital gains. Generally, the sub-adviser’s average holding period for securities is three to four years. Killen will typically hold approximately 40 stocks in its portion of the Fund’s assets.

In managing its portion of the Fund’s assets, Westwood utilizes a value style of investing in choosing common stocks that it believes have limited downside risk and it believes are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment may include, but are not limited to: strong free cash flow; an improving return on equity; a declining debt/equity ratio; and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood also has disciplines in place that generally serve as sell signals, such as a security reaching a predetermined price target or a change to a company’s fundamentals that negatively impacts the original investment thesis.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates
Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small- and mid-market capitalization companies
The risk that small- and mid-market capitalization companies are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Investment style risk – value investment
The sub-advisers primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Portfolio management risk	The risk that the sub-advisers’ strategies and their security selections might fail to produce the intended result.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated may move in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
High yield risk	The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

How has Optimum Small-Mid Cap Value Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at www.optimummutualfunds.com.

Year-by-year total return (Institutional Class)

[1]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.

As of June 30, 2012, the Fund’s Institutional Class shares had a calendar year-to-date return of 4.86%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 25.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -32.87% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns OPTIMUM SMALL-MID CAP VALUE FUND	1 Year		5 Years		Lifetime		Inception Date
OPTIMUM SMALL-MID CAP VALUE FUND CLASS A	(8.34%)	[1]	(2.28%)	[1]	5.75%	[1]	Aug 1, 2003
OPTIMUM SMALL-MID CAP VALUE FUND CLASS B	(7.20%)	[1]	(2.14%)	[1]	5.83%	[1]	Aug 1, 2003
OPTIMUM SMALL-MID CAP VALUE FUND CLASS C	(4.34%)	[1]	(1.76%)	[1]	5.82%	[1]	Aug 1, 2003
OPTIMUM SMALL-MID CAP VALUE FUND INSTITUTIONAL CLASS	(2.45%)	[1]	(0.76%)	[1]	6.87%	[1]	Aug 1, 2003
OPTIMUM SMALL-MID CAP VALUE FUND INSTITUTIONAL CLASS After Taxes on Distributions	(2.62%)	[1]	(1.08%)	[1]	6.26%	[1]	Aug 1, 2003
OPTIMUM SMALL-MID CAP VALUE FUND INSTITUTIONAL CLASS After Taxes on Distributions and Sales	(1.39%)	[1]	(0.67%)	[1]	5.88%	[1]	Aug 1, 2003
Russell 2500��� Value Index (reflects no deduction for fees, expenses, or taxes)	(3.36%)	[1]	(0.58%)	[1]	7.07%	[1]	Aug 1, 2003
[1]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

OPTIMUM INTERNATIONAL FUND
Optimum International Fund
What is the Fund's investment objective?
Optimum International Fund seeks long-term growth of capital. The Fund may also seek income.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial adviser, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees OPTIMUM INTERNATIONAL FUND	OPTIMUM INTERNATIONAL FUND CLASS A	OPTIMUM INTERNATIONAL FUND CLASS B		OPTIMUM INTERNATIONAL FUND CLASS C		OPTIMUM INTERNATIONAL FUND INSTITUTIONAL CLASS
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	1 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OPTIMUM INTERNATIONAL FUND		OPTIMUM INTERNATIONAL FUND CLASS A	OPTIMUM INTERNATIONAL FUND CLASS B	OPTIMUM INTERNATIONAL FUND CLASS C	OPTIMUM INTERNATIONAL FUND INSTITUTIONAL CLASS
Management fees		0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees		0.35%	1.00%	1.00%	none
Other expenses		0.69%	0.69%	0.69%	0.69%
Total annual fund operating expenses		1.84%	2.49%	2.49%	1.49%
Fee waivers and expense reimbursements	[1]	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.75%	2.40%	2.40%	1.40%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.40% of the Fund's average daily net assets from July 27, 2012 through July 29, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

What are the Fund's principal investment strategies?

The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-U.S. securities. The Fund considers non-U.S. securities to include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that have 50% or more of their assets outside the U.S.; (iv) that are linked to non-U.S. dollar currencies; or (v) that are organized under the laws of, or with principal offices in, a country other than the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected Mondrian Investment Partners Limited (Mondrian) and BlackRock Advisors, LLC (BlackRock) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser’s share of the Fund’s assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on the sub-adviser’s own investment style and strategy.

In managing its portion of the Fund’s assets, Mondrian uses a value-oriented approach that emphasizes individual stock selection. Mondrian conducts research on a global basis in an effort to identify securities that have the potential for long-term capital growth and income. The center of the research effort is a value-oriented dividend discount methodology for individual securities and market analysis that isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In deciding to buy or sell an investment, Mondrian also considers movement in the price of individual securities and the impact of currency adjustments on a U.S.-domiciled, dollar-based investor.

In managing its portion of the Fund’s assets, BlackRock applies an active investment process that is highly disciplined, research-intensive, global in its frame of reference, and risk-informed. BlackRock’s approach combines proprietary, multi-factor quantitative analysis with independent fundamental research to construct portfolios with desired characteristics. Quantitative multi-factored models are used to provide objective, quantitative descriptions of sub-industries and companies. Stock selection is based on bottom-up fundamental company and sub-industry research. Portfolio strategy and risk management are integral components of the portfolio construction process. The investment team believes that this integrated approach is critical to achieving its goal of consistently generating superior, risk-adjusted returns. Companies are purchased that BlackRock believes possess strong and/or improving industry and company fundamentals and/or favorable risk/reward outlooks.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Portfolio management risk	The risk that the sub-advisers’ strategies and their security selections might fail to produce the intended result.
Derivatives risk	Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated may move in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
High yield risk	The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

How has Optimum International Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at www.optimummutualfunds.com.

Year-by-year total return (Institutional Class)

[1]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.

As of June 30, 2012, the Fund’s Institutional Class shares had a calendar year-to-date return of 1.19%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 25.09% for the quarter ended June 30, 2009 and its lowest quarterly return was -19.66% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns OPTIMUM INTERNATIONAL FUND	1 Year		5 Years		Lifetime		Inception Date
OPTIMUM INTERNATIONAL FUND CLASS A	(14.87%)	[1]	(6.29%)	[1]	4.61%	[1]	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND CLASS B	(13.93%)	[1]	(6.16%)	[1]	4.66%	[1]	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND CLASS C	(11.26%)	[1]	(5.80%)	[1]	4.66%	[1]	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND INSTITUTIONAL CLASS	(9.52%)	[1]	(4.85%)	[1]	5.71%	[1]	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND INSTITUTIONAL CLASS After Taxes on Distributions	(9.87%)	[1]	(5.34%)	[1]	5.07%	[1]	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND INSTITUTIONAL CLASS After Taxes on Distributions and Sales	(5.75%)	[1]	(3.95%)	[1]	5.01%	[1]	Aug 1, 2003
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	(11.73%)	[1]	(4.26%)	[1]	6.54%	[1]	Aug 1, 2003
MSCI EAFE Index (net) (reflects no deduction for fees or expenses)	(12.14%)	[1]	(4.72%)	[1]	6.07%	[1]	Aug 1, 2003
[1]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

OPTIMUM FIXED INCOME FUND
Optimum Fixed Income Fund
What is the Fund's investment objective?
Optimum Fixed Income Fund seeks a high level of income. The Fund may also seek growth of capital.
What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Optimum Funds. More information about these and other discounts is available from your financial adviser, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees OPTIMUM FIXED INCOME FUND	OPTIMUM FIXED INCOME FUND CLASS A	OPTIMUM FIXED INCOME FUND CLASS B		OPTIMUM FIXED INCOME FUND CLASS C		OPTIMUM FIXED INCOME FUND INSTITUTIONAL CLASS
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses OPTIMUM FIXED INCOME FUND		OPTIMUM FIXED INCOME FUND CLASS A	OPTIMUM FIXED INCOME FUND CLASS B	OPTIMUM FIXED INCOME FUND CLASS C	OPTIMUM FIXED INCOME FUND INSTITUTIONAL CLASS
Management fees		0.57%	0.57%	0.57%	0.57%
Distribution and service (12b-1) fees		0.35%	1.00%	1.00%	none
Other expenses		0.52%	0.52%	0.52%	0.52%
Total annual fund operating expenses		1.44%	2.09%	2.09%	1.09%
Fee waivers and expense reimbursements	[1]	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.35%	2.00%	2.00%	1.00%
[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.00% of the Fund's average daily net assets from July 27, 2012 through July 29, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 211% of the average value of its portfolio.

What are the Fund's principal investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities. This policy may be changed only upon 60 days’ prior notice to shareholders. The Fund focuses on securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.

The Fund invests primarily in investment grade fixed income securities (that is, those rated BBB- or higher by Standard & Poor’s Ratings Services (S&P), Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or, if unrated, those determined by Delaware Management Company (Manager) or a sub-adviser to be of comparable quality.

The Fund may also invest in high yield securities (commonly known as junk bonds) rated lower than BBB- by S&P or lower than Baa3 by Moody’s, or similarly rated by another NRSRO, or, if unrated, determined by the Manager or the sub-adviser to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. In keeping with the Fund’s investment objective, the Fund may also invest in futures, options, credit default swaps, and other derivative instruments. The Fund may purchase individual securities of any maturity but generally will maintain a dollar weighted average portfolio maturity of 5 to 10 years.

The Manager has selected Pacific Investment Management Company LLC (“PIMCO”) to serve as the Fund’s sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager also is responsible for the day-to-day investment management of a portion of the Fund’s assets. The Manager may change the allocation at any time. The relative values of the Manager’s and sub-adviser’s share of the Fund’s assets also may change over time. The Manager and the sub-adviser each select investments for their respective portion of the Fund based on their own investment style and strategy.

In managing its portion of the Fund’s assets, the Manager allocates investments principally among the following four sectors of the fixed income securities market: (1) the U.S. investment grade sector; (2) the U.S. high yield sector; (3) the international developed markets sector; and (4) the emerging markets sector. The Manager determines how much to allocate to each of these sectors based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In selecting securities for its portion of the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

In response to market, economic, political, or other conditions, the Manager or the sub-adviser may temporarily use a different investment strategy for defensive purposes. If the Manager or the sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
High yield risk	The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.
Mortgage-backed and asset-backed securities risk	The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.
Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Portfolio management risk	The risk that the sub-advisers’ strategies and their security selections might fail to produce the intended result.
Derivatives risk	Derivatives (such as futures, options, and swaps contracts) may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated may move in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Risk	Definition
Currency hedge risk	The risk that currency exchange rates may move in the opposite direction from what a portfolio manager had anticipated when the Fund entered into forward foreign currency transactions to protect the Fund’s foreign securities holdings from adverse currency movements relative to the U.S. dollar.
Counterparty risk	The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a forward foreign currency contract may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

How has Optimum Fixed Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at www.optimummutualfunds.com.

Year-by-year total return (Institutional Class)

[1]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.

As of June 30, 2012, the Fund’s Institutional Class shares had a calendar year-to-date return of 4.06%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 9.87% for the quarter ended September 30, 2009 and its lowest quarterly return was -5.03% for the quarter ended December 31, 2008.

Average annual returns for periods ended December 31, 2011
Average Annual Total Returns OPTIMUM FIXED INCOME FUND	1 Year		5 Years		Lifetime		Inception Date
OPTIMUM FIXED INCOME FUND CLASS A	1.98%	[1]	6.13%	[1]	5.57%	[1]	Aug 1, 2003
OPTIMUM FIXED INCOME FUND CLASS B	2.06%	[1]	6.21%	[1]	5.48%	[1]	Aug 1, 2003
OPTIMUM FIXED INCOME FUND CLASS C	5.06%	[1]	6.42%	[1]	5.48%	[1]	Aug 1, 2003
OPTIMUM FIXED INCOME FUND INSTITUTIONAL CLASS	7.11%	[1]	7.49%	[1]	6.51%	[1]	Aug 1, 2003
OPTIMUM FIXED INCOME FUND INSTITUTIONAL CLASS After Taxes on Distributions	5.37%	[1]	5.40%	[1]	4.74%	[1]	Aug 1, 2003
OPTIMUM FIXED INCOME FUND INSTITUTIONAL CLASS After Taxes on Distributions and Sales	4.78%	[1]	5.18%	[1]	4.55%	[1]	Aug 1, 2003
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.84%	[1]	6.50%	[1]	5.59%	[1]	Aug 1, 2003
[1]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 27, 2012
Entity Registrant Name	dei_EntityRegistrantName	OPTIMUM FUND TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001227523
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 27, 2012
Prospectus Date	rr_ProspectusDate	Jul 27, 2012
OPTIMUM LARGE CAP GROWTH FUND | OPTIMUM LARGE CAP GROWTH FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	728
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,059
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,412
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,404
1 Year	rr_AverageAnnualReturnYear01	(7.46%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.31%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	3.52%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP GROWTH FUND | OPTIMUM LARGE CAP GROWTH FUND CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	4.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	628
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	987
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,447
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,460
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,460
1 Year	rr_AverageAnnualReturnYear01	(6.40%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.23%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	3.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP GROWTH FUND | OPTIMUM LARGE CAP GROWTH FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.29%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,222
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,622
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	712
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,222
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,622
1 Year	rr_AverageAnnualReturnYear01	(3.48%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.79%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	3.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP GROWTH FUND | OPTIMUM LARGE CAP GROWTH FUND INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.76%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	704
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,553
Annual Return 2004	rr_AnnualReturn2004	12.21%	[2]
Annual Return 2005	rr_AnnualReturn2005	6.43%	[2]
Annual Return 2006	rr_AnnualReturn2006	9.27%	[2]
Annual Return 2007	rr_AnnualReturn2007	11.19%	[2]
Annual Return 2008	rr_AnnualReturn2008	(43.35%)	[2]
Annual Return 2009	rr_AnnualReturn2009	40.74%	[2]
Annual Return 2010	rr_AnnualReturn2010	15.75%	[2]
Annual Return 2011	rr_AnnualReturn2011	(1.49%)	[2]
1 Year	rr_AverageAnnualReturnYear01	(1.49%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.22%	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.61%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP GROWTH FUND | OPTIMUM LARGE CAP GROWTH FUND INSTITUTIONAL CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.49%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.13%	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.53%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP GROWTH FUND | OPTIMUM LARGE CAP GROWTH FUND INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.97%)	[2]
5 Years	rr_AverageAnnualReturnYear05	0.19%	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.01%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP GROWTH FUND | Russell 1000 �� Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.50%	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Optimum Large Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Optimum Large Cap Growth Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial adviser, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	75,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index. As of June 29, 2012, the Russell 1000 Growth Index had a market capitalization range between $252.4 million and $546 billion. The market capitalization range for this Index will change on a periodic basis. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including American depositary receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected T. Rowe Price Associates, Inc. (T. Rowe Price), Marsico Capital Management, LLC (Marsico), and Fred Alger Management, Inc. (Alger) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser’s share of the Fund’s assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on the sub-adviser’s own investment style and strategy.

In managing its portion of the Fund’s assets, T. Rowe Price mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment strategy, T. Rowe Price has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that T. Rowe Price believes will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In selecting investments for the Fund, Marsico uses an approach that combines “top-down” macro-economic analysis with “bottom-up” security selection. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, demographics, the regulatory environment, and the global competitive landscape. Through this “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large.

In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (for example, a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” security selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management and conduct other research to gain thorough knowledge of the company. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The core investments of Marsico’s portion of the portfolio generally may include established companies and securities that are expected to offer long-term growth potential. However, the portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico may reduce or sell a Fund’s investments in portfolio securities if, in the opinion of Marsico, a security’s fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico’s estimates of future earnings and cash flow growth, or for other reasons.

In managing its portion of the Fund’s assets, Alger invests primarily in growth stocks. Alger believes that issuers of growth stocks tend to fall into one of two categories:

  High unit volume growth
  Vital, creative companies, which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

  Positive life cycle change
  Companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

In implementing this philosophy, Alger places a heavy emphasis on original, in-depth analysis. Accordingly, Alger currently employs a team of more than 25 analysts. Analysts are sector specialists with broad responsibility to cover fundamental trends across the capitalization spectrum of their industries. The analyst team is composed of experienced analysts, who have years of experience analyzing the same industries and following the same companies as well as junior analysts supporting our research, financial modeling, and analytical process. The portfolio manager may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders.
Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Large-capitalization companies risk

Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Risk	Definition
Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Investment style risk – growth investment

The sub-advisers primarily use a particular style or set of styles — in this case “growth” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Portfolio management risk	The risk that the sub-advisers’ strategies and their security selections might fail to produce the intended result.
Derivatives risk

Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated may move in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
High yield risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Optimum Large Cap Growth Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at www.optimummutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 914-0278
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.optimummutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2012, the Fund’s Institutional Class shares had a calendar year-to-date return of 1.07%. During the periods illustrated in the bar chart, the Institutional Class’ highest quarterly return was 17.32% for the quarter ended June 30, 2009 and its lowest quarterly return was -24.54% for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.54%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

OPTIMUM LARGE CAP VALUE FUND | OPTIMUM LARGE CAP VALUE FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	726
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,048
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,393
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,363
1 Year	rr_AverageAnnualReturnYear01	(6.14%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.77%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.19%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP VALUE FUND | OPTIMUM LARGE CAP VALUE FUND CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	4.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	625
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,427
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,419
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,202
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,419
1 Year	rr_AverageAnnualReturnYear01	(5.08%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.65%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.25%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP VALUE FUND | OPTIMUM LARGE CAP VALUE FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.25%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	325
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,202
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,583
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,202
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,583
1 Year	rr_AverageAnnualReturnYear01	(2.12%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.25%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.24%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP VALUE FUND | OPTIMUM LARGE CAP VALUE FUND INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.72%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	683
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,509
Annual Return 2004	rr_AnnualReturn2004	14.06%	[2]
Annual Return 2005	rr_AnnualReturn2005	5.81%	[2]
Annual Return 2006	rr_AnnualReturn2006	19.05%	[2]
Annual Return 2007	rr_AnnualReturn2007	4.63%	[2]
Annual Return 2008	rr_AnnualReturn2008	(37.26%)	[2]
Annual Return 2009	rr_AnnualReturn2009	26.85%	[2]
Annual Return 2010	rr_AnnualReturn2010	12.82%	[2]
Annual Return 2011	rr_AnnualReturn2011	(0.12%)	[2]
1 Year	rr_AverageAnnualReturnYear01	(0.12%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.27%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.29%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP VALUE FUND | OPTIMUM LARGE CAP VALUE FUND INSTITUTIONAL CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.28%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.66%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.80%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP VALUE FUND | OPTIMUM LARGE CAP VALUE FUND INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.07%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.56%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP VALUE FUND | Russell 1000 �� Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.62%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.06%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Optimum Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Optimum Large Cap Value Fund seeks long-term growth of capital. The Fund may also seek income.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial adviser, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	75,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index. As of June 29, 2012, the Russell 1000 Value Index had a market capitalization range between $252.4 million and $400.12 billion. The market capitalization range for this Index will change on a periodic basis. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including ADRs and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected Massachusetts Financial Services Company (MFS) and Herndon Capital Management, LLC (Herndon), to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser’s share of the Fund’s assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on the sub-adviser’s own investment style and strategy.

MFS focuses on investing the Fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality and other factors may also be considered.

In managing its portion of the Fund’s assets, Herndon combines a value-oriented approach with fundamental analysis to seek to identify companies primarily from the Russell 1000 Index that they believe have strong fundamentals and are undervalued relative to other companies comprising the Russell 1000 Index. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. Herndon seeks to construct a portfolio that it believes has favorable characteristics relative to the Russell 1000 Index, including higher quality, higher dividend growth rates, lower valuation, stronger earnings growth, and lower volatility. To manage risk, Herndon seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders.
Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Large-capitalization companies risk

Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Investment style risk – value investment

The sub-advisers primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Portfolio management risk	The risk that the sub-advisers’ strategies and their security selections might fail to produce the intended result.
Real estate industry risk

This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk

Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated may move in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Risk	Definition
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
High yield risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Optimum Large Cap Value Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at www.optimummutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 914-0278
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.optimummutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2012, the Fund’s Institutional Class shares had a calendar year-to-date return of 9.32%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 17.54% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.07% for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.07%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

OPTIMUM SMALL-MID CAP GROWTH FUND | OPTIMUM SMALL-MID CAP GROWTH FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	752
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,165
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,812
1 Year	rr_AverageAnnualReturnYear01	(10.87%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(3.05%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.27%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP GROWTH FUND | OPTIMUM SMALL-MID CAP GROWTH FUND CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	4.00%	[3]
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.71%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	653
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,096
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,870
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	821
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,416
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,870
1 Year	rr_AverageAnnualReturnYear01	(9.56%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.95%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.33%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP GROWTH FUND | OPTIMUM SMALL-MID CAP GROWTH FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.71%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	821
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,026
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	821
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,416
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,026
1 Year	rr_AverageAnnualReturnYear01	(6.93%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.57%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.33%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP GROWTH FUND | OPTIMUM SMALL-MID CAP GROWTH FUND INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	518
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	909
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,002
Annual Return 2004	rr_AnnualReturn2004	16.83%	[2]
Annual Return 2005	rr_AnnualReturn2005	5.79%	[2]
Annual Return 2006	rr_AnnualReturn2006	8.57%	[2]
Annual Return 2007	rr_AnnualReturn2007	5.36%	[2]
Annual Return 2008	rr_AnnualReturn2008	(44.56%)	[2]
Annual Return 2009	rr_AnnualReturn2009	36.33%	[2]
Annual Return 2010	rr_AnnualReturn2010	22.13%	[2]
Annual Return 2011	rr_AnnualReturn2011	(5.08%)	[2]
1 Year	rr_AverageAnnualReturnYear01	(5.08%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.59%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.36%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP GROWTH FUND | OPTIMUM SMALL-MID CAP GROWTH FUND INSTITUTIONAL CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.02%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.92%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.11%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP GROWTH FUND | OPTIMUM SMALL-MID CAP GROWTH FUND INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.08%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.33%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.68%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP GROWTH FUND | Russell 2500��� Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.57%)	[2]
5 Years	rr_AverageAnnualReturnYear05	2.89%	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	7.01%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Optimum Small-Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Optimum Small-Mid Cap Growth Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial adviser, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	75,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. As of June 29, 2012, the Russell 2000 Growth Index had a market capitalization range between $10.7 million and $3.8 billion, and the Russell Midcap Growth Index had a market capitalization range between $252.4 million and $18.6 billion. The market capitalization ranges for these Indices will change on a periodic basis. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose market capitalization no longer meets the respective definition above after purchase continue to be considered either small- or mid-capitalization companies, as applicable, for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-adviser believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including ADRs and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected Columbia Wanger Asset Management, LLC (Columbia WAM) and Wellington Management Company, LLP (Wellington Management) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser’s share of the Fund’s assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on the sub-adviser’s own investment style and strategy.

In managing its portion of the Fund’s assets, Columbia WAM typically looks for companies with: a strong business franchise that offers growth potential; products and services that give the company a competitive advantage; and/or a stock price that Columbia WAM believes is reasonable relative to the assets and earnings power of the company. Columbia WAM may identify what it believes are important economic, social, or technological trends and try to identify companies it thinks will benefit from these trends. Columbia WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Columbia WAM compares growth potential, financial strength, and fundamental value among companies.

In managing its portion of the Fund’s assets, Wellington Management seeks to invest in stocks of rapidly growing companies, adding value through bottom-up, fundamental security selection decisions. The investment process consists of three phases: defining a universe, selecting individual stocks, and executing a portfolio strategy. Throughout this process, Wellington Management identifies both emerging and re-emerging growth companies. They generally look for companies that exhibit some or all of the following fundamental characteristics: sustainable revenue growth, superior market position, positive financial trends, and high quality management. A stock is purchased when it is considered to be undervalued relative to their fundamental outlook for the company. This valuation methodology focuses on a number of metrics, including absolute and relative forward price-to-earnings multiples, enterprise value/ earnings before interest, taxes, depreciation and amortization (EBITDA), price-to-sales ratio, and the present value of future cash flows. The most compelling purchase candidates look attractive through several of these valuation metrics.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small-and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders.
Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small- and mid-market capitalization companies

The risk that small- and mid-market capitalization companies are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Investment style risk – growth investment

The sub-advisers primarily use a particular style or set of styles — in this case “growth” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Portfolio management risk	The risk that the sub-advisers’ strategies and their security selections might fail to produce the intended result.
Derivatives risk

Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated may move in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
High yield risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Optimum Small-Mid Cap Growth Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at www.optimummutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 914-0278
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.optimummutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2012, the Fund’s Institutional Class shares had a calendar year-to-date return of 10.49% During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 22.05% for the quarter ended September 30, 2009 and its lowest quarterly return was -28.14% for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

OPTIMUM SMALL-MID CAP VALUE FUND | OPTIMUM SMALL-MID CAP VALUE FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.02%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,140
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,561
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,731
1 Year	rr_AverageAnnualReturnYear01	(8.34%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.28%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.75%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP VALUE FUND | OPTIMUM SMALL-MID CAP VALUE FUND CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	4.00%	[3]
Management fees	rr_ManagementFeesOverAssets	1.02%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	643
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,071
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,789
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,375
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,789
1 Year	rr_AverageAnnualReturnYear01	(7.20%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.14%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.83%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP VALUE FUND | OPTIMUM SMALL-MID CAP VALUE FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	1.02%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.63%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,375
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,947
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	796
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,375
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,947
1 Year	rr_AverageAnnualReturnYear01	(4.34%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.76%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.82%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP VALUE FUND | OPTIMUM SMALL-MID CAP VALUE FUND INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	1.02%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	492
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	865
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,913
Annual Return 2004	rr_AnnualReturn2004	26.74%	[2]
Annual Return 2005	rr_AnnualReturn2005	7.97%	[2]
Annual Return 2006	rr_AnnualReturn2006	10.09%	[2]
Annual Return 2007	rr_AnnualReturn2007	(7.29%)	[2]
Annual Return 2008	rr_AnnualReturn2008	(39.74%)	[2]
Annual Return 2009	rr_AnnualReturn2009	40.81%	[2]
Annual Return 2010	rr_AnnualReturn2010	25.42%	[2]
Annual Return 2011	rr_AnnualReturn2011	(2.45%)	[2]
1 Year	rr_AverageAnnualReturnYear01	(2.45%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.76%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	6.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP VALUE FUND | OPTIMUM SMALL-MID CAP VALUE FUND INSTITUTIONAL CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.62%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(1.08%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	6.26%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP VALUE FUND | OPTIMUM SMALL-MID CAP VALUE FUND INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.39%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.67%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.88%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP VALUE FUND | Russell 2500��� Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.36%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.58%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	7.07%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM SMALL-MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Optimum Small-Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Optimum Small-Mid Cap Value Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial adviser, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	75,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small- and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Value Index. As of June 29, 2012, the Russell 2000 Value Index had a market capitalization range between $10.7 million and $2.7 billion, and the Russell Midcap Value Index had a market capitalization range between $252.4 million and $18.5 billion. The market capitalization ranges for these Indices will change on a periodic basis. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose market capitalization no longer meets the respective definition above after purchase continue to be considered either small- or mid-capitalization companies, as applicable, for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including ADRs and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected The Delafield Group, a division of Tocqueville Asset Management L.P. (The Delafield Group of Tocqueville or Tocqueville), The Killen Group, Inc. (Killen), and Westwood Management Corp. (Westwood) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser’s share of the Fund’s assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund’s assets, The Delafield Group of Tocqueville considers factors including the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the sub-adviser’s analysis, the sub-adviser may invest in financially troubled companies if the sub-adviser believes that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow will be considered attractive. Securities will also be assessed upon their earning power, stated asset value, and off-the-balance sheet values. The Delafield Group of Tocqueville intends to invest in companies that are managed for the benefit of their shareholders and not by management that believes the most important measure of a company’s success is its size.

In managing its portion of the Fund’s assets, Killen adheres to the principles of value investing, using a fundamental, bottom-up approach. Investment research is conducted and produced internally by Killen’s own staff. Killen seeks to buy securities that it believes to be undervalued and that offer the potential for long-term capital gains. Generally, the sub-adviser’s average holding period for securities is three to four years. Killen will typically hold approximately 40 stocks in its portion of the Fund’s assets.

In managing its portion of the Fund’s assets, Westwood utilizes a value style of investing in choosing common stocks that it believes have limited downside risk and it believes are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment may include, but are not limited to: strong free cash flow; an improving return on equity; a declining debt/equity ratio; and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood also has disciplines in place that generally serve as sell signals, such as a security reaching a predetermined price target or a change to a company’s fundamentals that negatively impacts the original investment thesis.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small- and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders.
Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates
Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk
The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Small- and mid-market capitalization companies
The risk that small- and mid-market capitalization companies are more vulnerable than larger companies to adverse business or economic developments. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Investment style risk – value investment
The sub-advisers primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.

Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Portfolio management risk	The risk that the sub-advisers’ strategies and their security selections might fail to produce the intended result.
Derivatives risk
Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated may move in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
High yield risk	The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Optimum Small-Mid Cap Value Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at www.optimummutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 914-0278
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.optimummutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2012, the Fund’s Institutional Class shares had a calendar year-to-date return of 4.86%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 25.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -32.87% for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.87%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

OPTIMUM INTERNATIONAL FUND | OPTIMUM INTERNATIONAL FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other expenses	rr_OtherExpensesOverAssets	0.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,112
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,505
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,603
1 Year	rr_AverageAnnualReturnYear01	(14.87%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(6.29%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.61%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND | OPTIMUM INTERNATIONAL FUND CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	4.00%	[7]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	643
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,042
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,660
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	767
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,317
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,660
1 Year	rr_AverageAnnualReturnYear01	(13.93%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(6.16%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND | OPTIMUM INTERNATIONAL FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%	[7]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.49%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	767
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,317
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,819
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	767
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,317
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,819
1 Year	rr_AverageAnnualReturnYear01	(11.26%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(5.80%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND | OPTIMUM INTERNATIONAL FUND INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.69%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	805
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,772
Annual Return 2004	rr_AnnualReturn2004	17.70%	[2]
Annual Return 2005	rr_AnnualReturn2005	11.79%	[2]
Annual Return 2006	rr_AnnualReturn2006	29.54%	[2]
Annual Return 2007	rr_AnnualReturn2007	9.10%	[2]
Annual Return 2008	rr_AnnualReturn2008	(42.82%)	[2]
Annual Return 2009	rr_AnnualReturn2009	28.84%	[2]
Annual Return 2010	rr_AnnualReturn2010	7.21%	[2]
Annual Return 2011	rr_AnnualReturn2011	(9.52%)	[2]
1 Year	rr_AverageAnnualReturnYear01	(9.52%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(4.85%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.71%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND | OPTIMUM INTERNATIONAL FUND INSTITUTIONAL CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.87%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(5.34%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.07%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND | OPTIMUM INTERNATIONAL FUND INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.75%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(3.95%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.01%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND | MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.73%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(4.26%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	6.54%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND | MSCI EAFE Index (net) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(4.72%)	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	6.07%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM INTERNATIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Optimum International Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Optimum International Fund seeks long-term growth of capital. The Fund may also seek income.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial adviser, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	75,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-U.S. securities. The Fund considers non-U.S. securities to include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that have 50% or more of their assets outside the U.S.; (iv) that are linked to non-U.S. dollar currencies; or (v) that are organized under the laws of, or with principal offices in, a country other than the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected Mondrian Investment Partners Limited (Mondrian) and BlackRock Advisors, LLC (BlackRock) to serve as the Fund’s sub-advisers. Each sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager may change the allocation at any time. The relative values of each sub-adviser’s share of the Fund’s assets also may change over time. Each sub-adviser selects investments for its portion of the Fund based on the sub-adviser’s own investment style and strategy.

In managing its portion of the Fund’s assets, Mondrian uses a value-oriented approach that emphasizes individual stock selection. Mondrian conducts research on a global basis in an effort to identify securities that have the potential for long-term capital growth and income. The center of the research effort is a value-oriented dividend discount methodology for individual securities and market analysis that isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. In deciding to buy or sell an investment, Mondrian also considers movement in the price of individual securities and the impact of currency adjustments on a U.S.-domiciled, dollar-based investor.

In managing its portion of the Fund’s assets, BlackRock applies an active investment process that is highly disciplined, research-intensive, global in its frame of reference, and risk-informed. BlackRock’s approach combines proprietary, multi-factor quantitative analysis with independent fundamental research to construct portfolios with desired characteristics. Quantitative multi-factored models are used to provide objective, quantitative descriptions of sub-industries and companies. Stock selection is based on bottom-up fundamental company and sub-industry research. Portfolio strategy and risk management are integral components of the portfolio construction process. The investment team believes that this integrated approach is critical to achieving its goal of consistently generating superior, risk-adjusted returns. Companies are purchased that BlackRock believes possess strong and/or improving industry and company fundamentals and/or favorable risk/reward outlooks.

In response to market, economic, political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-U.S. securities. The Fund considers non-U.S. securities to include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that have 50% or more of their assets outside the U.S.; (iv) that are linked to non-U.S. dollar currencies; or (v) that are organized under the laws of, or with principal offices in, a country other than the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range.
Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.

Equity risk	The risk that stocks and other equity securities generally fluctuate in value more than bonds.
Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Portfolio management risk	The risk that the sub-advisers’ strategies and their security selections might fail to produce the intended result.
Derivatives risk	Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated may move in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
High yield risk	The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Optimum International Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at www.optimummutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 914-0278
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.optimummutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

As of June 30, 2012, the Fund’s Institutional Class shares had a calendar year-to-date return of 1.19%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 25.09% for the quarter ended June 30, 2009 and its lowest quarterly return was -19.66% for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.66%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

OPTIMUM FIXED INCOME FUND | OPTIMUM FIXED INCOME FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	581
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	877
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,193
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,089
1 Year	rr_AverageAnnualReturnYear01	1.98%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.13%	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM FIXED INCOME FUND | OPTIMUM FIXED INCOME FUND CLASS B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	4.00%	[9]
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	603
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	871
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,265
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,248
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,115
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,248
1 Year	rr_AverageAnnualReturnYear01	2.06%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.21%	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM FIXED INCOME FUND | OPTIMUM FIXED INCOME FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	1.00%	[9]
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.09%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,115
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,414
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,115
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,414
1 Year	rr_AverageAnnualReturnYear01	5.06%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.42%	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.48%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM FIXED INCOME FUND | OPTIMUM FIXED INCOME FUND INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.57%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.52%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[8]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,321
Annual Return 2004	rr_AnnualReturn2004	6.13%	[2]
Annual Return 2005	rr_AnnualReturn2005	1.00%	[2]
Annual Return 2006	rr_AnnualReturn2006	5.84%	[2]
Annual Return 2007	rr_AnnualReturn2007	6.02%	[2]
Annual Return 2008	rr_AnnualReturn2008	(8.48%)	[2]
Annual Return 2009	rr_AnnualReturn2009	25.87%	[2]
Annual Return 2010	rr_AnnualReturn2010	9.70%	[2]
Annual Return 2011	rr_AnnualReturn2011	7.11%	[2]
1 Year	rr_AverageAnnualReturnYear01	7.11%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.49%	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	6.51%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM FIXED INCOME FUND | OPTIMUM FIXED INCOME FUND INSTITUTIONAL CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.37%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.40%	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.74%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM FIXED INCOME FUND | OPTIMUM FIXED INCOME FUND INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.78%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.18%	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	4.55%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM FIXED INCOME FUND | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%	[2]
5 Years	rr_AverageAnnualReturnYear05	6.50%	[2]
Lifetime	rr_AverageAnnualReturnSinceInception	5.59%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 1, 2003
OPTIMUM FIXED INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Optimum Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund's investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Optimum Fixed Income Fund seeks a high level of income. The Fund may also seek growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the Fund's fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Optimum Funds. More information about these and other discounts is available from your financial adviser, in this prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-07-29
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 211% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	211.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	What are the Fund's principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities. This policy may be changed only upon 60 days’ prior notice to shareholders. The Fund focuses on securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.

The Fund invests primarily in investment grade fixed income securities (that is, those rated BBB- or higher by Standard & Poor’s Ratings Services (S&P), Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or, if unrated, those determined by Delaware Management Company (Manager) or a sub-adviser to be of comparable quality.

The Fund may also invest in high yield securities (commonly known as junk bonds) rated lower than BBB- by S&P or lower than Baa3 by Moody’s, or similarly rated by another NRSRO, or, if unrated, determined by the Manager or the sub-adviser to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. In keeping with the Fund’s investment objective, the Fund may also invest in futures, options, credit default swaps, and other derivative instruments. The Fund may purchase individual securities of any maturity but generally will maintain a dollar weighted average portfolio maturity of 5 to 10 years.

The Manager has selected Pacific Investment Management Company LLC (“PIMCO”) to serve as the Fund’s sub-adviser. The sub-adviser is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-adviser. The Manager also is responsible for the day-to-day investment management of a portion of the Fund’s assets. The Manager may change the allocation at any time. The relative values of the Manager’s and sub-adviser’s share of the Fund’s assets also may change over time. The Manager and the sub-adviser each select investments for their respective portion of the Fund based on their own investment style and strategy.

In managing its portion of the Fund’s assets, the Manager allocates investments principally among the following four sectors of the fixed income securities market: (1) the U.S. investment grade sector; (2) the U.S. high yield sector; (3) the international developed markets sector; and (4) the emerging markets sector. The Manager determines how much to allocate to each of these sectors based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In selecting securities for its portion of the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

In response to market, economic, political, or other conditions, the Manager or the sub-adviser may temporarily use a different investment strategy for defensive purposes. If the Manager or the sub-adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees must approve any changes to nonfundamental investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund’s objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in fixed income securities. This policy may be changed only upon 60 days' prior notice to shareholders.
Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Risk	Definition
Investment not guaranteed by the Manager or its affiliates	Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Market risk	The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence or heavy institutional selling.
Credit risk	The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk	The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds.
High yield risk	The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.
Mortgage-backed and asset-backed securities risk	The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them, which may prevent the Manager from disposing of securities at a favorable time or price during periods of infrequent trading of such securities.
Issuer specific risk	The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.
Portfolio management risk	The risk that the sub-advisers’ strategies and their security selections might fail to produce the intended result.
Derivatives risk	Derivatives (such as futures, options, and swaps contracts) may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated may move in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transactions rely upon the counterparty’s ability to fulfill its contractual obligations.
Foreign risk	The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, inefficient markets and higher transaction costs, changes in currency exchange rates, foreign economic conditions, or inadequate or different regulatory and accounting standards.
Risk	Definition
Currency hedge risk	The risk that currency exchange rates may move in the opposite direction from what a portfolio manager had anticipated when the Fund entered into forward foreign currency transactions to protect the Fund’s foreign securities holdings from adverse currency movements relative to the U.S. dollar.
Counterparty risk	The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a forward foreign currency contract may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Risk Lose Money [Text]	rr_RiskLoseMoney	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	How has Optimum Fixed Income Fund performed?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at www.optimummutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800 914-0278
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.optimummutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return (Institutional Class)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
As of June 30, 2012, the Fund’s Institutional Class shares had a calendar year-to-date return of 4.06%. During the periods illustrated in this bar chart, the Institutional Class’ highest quarterly return was 9.87% for the quarter ended September 30, 2009 and its lowest quarterly return was -5.03% for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.03%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual returns for periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles, such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.25% of the Fund's average daily net assets from July 27, 2012 through July 29, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[2]	Because the Optimum Funds have combined their retail and institutional prospectuses and because the majority of their investors hold Institutional Class shares, the bar chart and the after tax returns in the average annual returns table show the performance of the Fund's Institutional Class shares.
[3]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
[4]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.22% of the Fund's average daily net assets from July 27, 2012 through July 29, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[5]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.50% of the Fund's average daily net assets from July 27, 2012 through July 29, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[6]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.40% of the Fund's average daily net assets from July 27, 2012 through July 29, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[7]	1 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.
[8]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.00% of the Fund's average daily net assets from July 27, 2012 through July 29, 2013. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[9]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.